INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR FEDERAL INCOME TAX

The provision for Federal income tax consists of the following on December 31, 2020, and 2019:

	2020	2019
Federal income tax benefit attributable to:
Current Operations	$33,990	$86,000
Less: NOL carryforward in 2020, and valuation allowance in 2019	(33,900)	(86,000)
Net provision for Federal income taxes	$-	$-